RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 12. RELATED PARTY TRANSACTIONS

The Company sourced some of its funding from Michael Lee, CEO and director, Ford Moore and Dave Milroy, directors, by issuing promissory notes.

During the years ended September 30, 2017, 2016, and 2015, the Company issued promissory notes in the amount of $101,126, $115,421, and $1,952 respectively to Michael Lee. On September 30, 2017, 2016, and 2015, the notes payable balances for Michael Lee were $246,690, $126,848, and $68,431 respectively, including accrued interests of $62,138, $35,946, and $29,273 and unamortized debt discount in the amount of $74,778, $65,413, and $1,058 as of September 30, 2017, 2016, and 2015. Among all the loans borrowed from Mr. Lee, as of September 30, 2017, $214,414 of loans were attached with 1,072,385 shares of warrants, which was subject to debt discount amortization through December 31, 2018.

During the years ended September 30, 2017, 2016, and 2015, the Company issued promissory notes in the amount of $0, $30,000, and $50,000 respectively to Ford Moore. On September 30, 2017, 2016, and 2015, the notes payable balances for Michael Lee were $112,606, $88,966, and $57,444 respectively, including accrued interests of $27,180, $15,180, and $4,480 and unamortized debt discount in the amount of $14,574, $26,214, and $17,036 as of September 30, 2017, 2016, and 2015. Among all the loans borrowed from Ford Moore, as of September 30, 2017, $100,000 of loans were attached with 500,000 shares of warrants, which was subject to debt discount amortization through December 31, 2018.

During the years ended September 30, 2017, 2016, and 2015, the Company issued promissory notes in the amount of $0, $10,000, and $60,000 respectively to John David Milroy. On September 30, 2017, 2016, and 2015, the notes payable balances for Michael Lee were $75,425, $55,748, and $33,439 respectively, including accrued interests of $19,543, $11,143, and $3,217 and unamortized debt discount in the amount of $14,119, $25,395, and $29,778 as of September 30, 2017, 2016, and 2015. Among all the loans borrowed from John David Milroy, as of September 30, 2017, $70,000 of loans were attached with 350,000 shares of warrants, which was subject to debt.

During the year ended September 30, 2015, Michael Lee provided management services to the Company with the amount of $120,000, paid $27,543 expenses on behalf of the Company, and received $56,689 repayment from the Company. Together with the balance due to him carried over from prior years, the total balance due to him as of September 30, 2015 is $320,239.

During the year ended September 30, 2016, Michael Lee provided management services to the Company with the amount of $120,000, paid $25,816 expenses on behalf of the Company, and received $40,855 repayment from the Company. Together with the balance due to him carried over from prior years, the total balance due to him as of September 30, 2016 is $425,181.

During the year ended September 30, 2017, Michael Lee provided management services to the Company with the amount of $120,000, paid $30,571 expenses on behalf of the Company, advanced $22,565 to the Company, and received $63,816 repayment from the Company. Together with the balance due to him carried over from prior years, the total balance due to him as of September 30, 2017 is $534,529.

For the year ended September 30, 2017, Dong Liang, a director, advanced the Company $385,419 and received repayment of $164,051. The Company had $221,368 due to him at September 30, 2017.

Vago International Limited, over 10% shareholder of the Company, had paid for the expenses on behalf of the Company previously, and the Company had $19,806 due to them as of September 30, 2017 and 2016.

On March 5, 2013, the Company’s VIE, XinYiXun, entered into a system development agreement with Zhongda No. 3, a related party owning 90% equity interest in the Company’s VIE and also the beneficial owner owning 6.14% of the Company’s common stock. Pursuant to the agreement, the Company provided system development service for Zhongda No.3 in exchange for compensation of RMB3,508,000. On March 28, 2013, Zhongda No.3 made a prepayment of RMB2,508,000. However, the Company did not develop the system as required by Zhongda No. 3, which haven’t accepted the system and will not accept the system in the future either. The Company will return the prepayment to Zhongda No. 3 in the future and recognized the amount received as payable to Zhongda No.3The balance due to Zhongda No.3 was $378,721 and $377,875 as of September 30, 2017 and 2016.